INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SUMMARY OF INTANGIBLE ASSETS NET

	Capitalization of development cost	Purchased license	Core Technology License	Total
	US$ in thousands	US$ in thousands	US$ in thousands	US$ in thousands
COST
As of January 1, 2023	4,372	655	-	5,027
Capitalized development cost	977	157	10,449	11,583
Currency translation adjustments	(7)	7	-	-
As of December 31, 2023	5,342	819	10,449	16,610

Accumulated amortization
As of January 1, 2023	127	-	-	127
Amortization	-	-	-	-
Currency translation adjustments	(3)	-	-	(3)
As of December 31, 2023	124	-	-	124

Net book value as of December 31, 2023	5,218	819	10,449	16,486

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 7 - Intangible assets, NET (CONT.):

	Capitalization of development cost	Purchased license	Total
	US$ in thousands	US$ in thousands	US$ in thousands
COST
As of January 1, 2022	4,024	-	4,024
Capitalized development cost	975	721	1,696
Currency translation adjustments	(500)	(66)	(566)
As of December 31, 2022	4,499	655	5,154

Accumulated amortization
As of January 1, 2022	116	-	116
Amortization	14	-	14
Currency translation adjustments	(3)	-	(3)
As of December 31, 2022	127	-	127

Net book value as of December 31, 2022	4,372	655	5,027